REAL ESTATE ASSETS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Line Items]
Land	$ 843,192		$ 881,896	$ 700,210
Buildings, fixtures and improvements	2,267,204		2,490,030	1,830,101
Acquired in-place leases and other intangibles	367,622		389,564	313,127
Total real estate assets, at cost	$ 3,675,098		$ 3,761,490	$ 2,843,438
Below market lease, weighted average useful life	7 years 4 months 24 days		7 years 6 months	7 years 3 months 18 days
Foreclosure of Mezzanine Loans
Real Estate [Line Items]
Buildings, fixtures and improvements	$ 192,182
Total real estate assets, at cost	191,990
2020 Property Acquisition
Real Estate [Line Items]
Land		$ 1,417	$ 166,395
Buildings, fixtures and improvements		2,800	571,777
Total real estate assets, at cost		$ 4,659	$ 798,500
2019 Property Acquisition
Real Estate [Line Items]
Land				$ 1,501
Buildings, fixtures and improvements				3,804
Total real estate assets, at cost				$ 6,165
2018 Asset Acquisitions
Real Estate [Line Items]
Land					$ 2,107
Buildings, fixtures and improvements					9,044
Total real estate assets, at cost					$ 11,905
Acquired in-place leases and other intangibles | Foreclosure of Mezzanine Loans
Real Estate [Line Items]
Acquired in-place leases and other intangibles	134
Acquired in-place leases and other intangibles | 2020 Property Acquisition
Real Estate [Line Items]
Useful life		14 years 9 months 18 days	8 years 10 months 24 days
Acquired in-place leases and other intangibles		$ 442	$ 74,888
Acquired in-place leases and other intangibles | 2019 Property Acquisition
Real Estate [Line Items]
Useful life				20 years 1 month 6 days
Acquired in-place leases and other intangibles				$ 860
Acquired in-place leases and other intangibles | 2018 Asset Acquisitions
Real Estate [Line Items]
Useful life					19 years
Acquired in-place leases and other intangibles					$ 1,392
Acquired above-market leases | 2020 Property Acquisition
Real Estate [Line Items]
Useful life			6 years 6 months
Acquired in-place leases and other intangibles			$ 2,367
Intangible lease liabilities | Foreclosure of Mezzanine Loans
Real Estate [Line Items]
Intangible lease liabilities	$ (326)
Intangible lease liabilities | 2020 Property Acquisition
Real Estate [Line Items]
Useful life			9 years 8 months 12 days
Intangible lease liabilities			$ (16,927)
Intangible lease liabilities | 2018 Asset Acquisitions
Real Estate [Line Items]
Intangible lease liabilities					$ (638)
Below market lease, weighted average useful life					19 years